Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Measurement of Assets and Liabilities at Fair Value on Recurring Basis

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis during the periods ended March 31, 2013 and December 31, 2012, by level, within the fair value hierarchy:

	As of March 31, 2013
	Level 1	Level 2	Level 3	Total
Trading securities	$3,955	$—	$—	$3,955
Interest rate swap	—	(211)	—	(211)
Metal commodity swaps	—	(10)	—	(10)

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Trading securities	$4,245	$—	$—	$4,245
Interest rate swap	—	(418)	—	(418)
Foreign exchange forward contract	—	(1,475)		(1,475)
Metal commodity swaps	—	(11)		(11)

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy:

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Trading securities	$4,245	$—	$—	$4,245
Interest rate swap	—	(418)	—	(418)
Foreign exchange forward contract	—	(1,475)	—	(1,475)
Metal commodity swaps	—	(11)	—	(11)

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Trading securities	$3,754	$—	$—	$3,754
Interest rate swaps	—	(1,205)	—	(1,205)

Fair Value of Company's Fixed Rate Senior Notes and Junior Subordinated Debentures

The fair value of the Company’s fixed rate senior notes and junior subordinated debentures as of December 31, 2012 and 2011 were determined by utilizing current trading prices obtained from indicative market data.

	December 31, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
10.875% Senior Notes	$272,942	$283,881	$204,248	$197,250
Junior Subordinated Debentures	115,132	128,949	115,411	129,371